Debt - Outstanding Debt (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,825,000,000,000
Contractual Weighted Avg Interest Rate	5.77%
Weighted Avg Remaining Term	4 years 1 month 6 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,832,700,000,000
Contractual Weighted Avg Interest Rate	2.89%
Weighted Avg Remaining Term	4 years 2 months 12 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 7,657,700,000,000
Contractual Weighted Avg Interest Rate	3.46%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,832,700,000,000
Contractual Weighted Avg Interest Rate	2.89%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,698,950,000,000
Contractual Weighted Avg Interest Rate	3.15%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,866,250,000,000
Contractual Weighted Avg Interest Rate	3.84%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 958,750,000,000
Contractual Weighted Avg Interest Rate	5.77%